Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Supplemental Information Related to Operating Leases

A summary of supplemental information related to operating leases as of December 31, 2023 and 2024 is as follows:

	As of December 31,
	2023	2024	2024
	RMB	RMB	USD
Operating lease right-of-use assets	1,535,330,762	1,328,582,419	182,015,045
Operating lease liabilities, current	267,536,846	241,363,244	33,066,629
Operating lease liabilities, non-current	1,391,909,308	1,215,776,075	166,560,639
Total operating lease liabilities	1,659,446,154	1,457,139,319	199,627,268
Right-of-use assets obtained in exchange for operating lease liabilities	154,520,189	150,287,251	20,589,269
Weighted average remaining lease term (in years)	9	8
Weighted average discount rate	4%	4%

Schedule of Maturity of Non-Cancelable Operating Leases

A summary of maturity of operating lease liabilities under the Group’s non-cancelable operating leases as of December 31, 2024 is as follows:

	As of December 31, 2024
	RMB	USD
2025	226,571,015	31,040,102
2026	203,393,259	27,864,762
2027	182,660,506	25,024,387
2028	155,604,006	21,317,661
2029	142,877,266	19,574,105
Thereafter	816,080,433	111,802,561
Total future lease payments	1,727,186,485	236,623,578
Less: imputed interest	270,047,166	36,996,310
Total operating lease liabilities	1,457,139,319	199,627,268